Offerings - Offering: 1	Jul. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	7,626,514
Proposed Maximum Offering Price per Unit	3.72
Maximum Aggregate Offering Price	$ 28,370,632.08
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,343.54
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, no par value, or Ordinary Shares, registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. The 7,626,514 Ordinary Shares being registered are issuable upon the exercise of warrants held by the selling shareholders, each issued pursuant to the warrant inducement agreements dated June 16, 2025. The proposed maximum offering price per share is estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, and is based upon the average of the high and low sales prices of the registrant’s Ordinary Shares as reported on the Nasdaq Capital Market on July 25, 2025. The Registrant will not receive any proceeds from the sale of its Ordinary Shares by the selling shareholders. All 7,626,514 Ordinary Shares hereby are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-3.